Intangible Assets (Tables)	12 Months Ended
Oct. 31, 2022
Intangible Assets [Abstract]
Schedule of intangible assets are comprised
Patents

Cost:

Balance, October 31, 2021	$198,039

Addition	–

Balance, October 31, 2022	$198,039
Accumulated amortization:

Balance, October 31, 2021	$–

Addition	20,242

Balance, October 31, 2022	$20,242

Carrying amounts:

Balance, October 31, 2021	$198,039

Balance, October 31, 2022	$177,797